5. STOCKHOLDERS' DEFICIT	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
STOCKHOLDERS' DEFICIT

(A)       Common Stock Issued for Cash

On February 16, 2016 the Company issued 5,630,631 share of common stock for $100,000 ($0.018/share).

On March 28, 2016 the Company issued 5,411,255 share of common stock for $100,000 ($0.018/share).

On April 25, 2016 the Company issued 5,952,381 share of common stock for $100,000 ($0.017/share).

On June 28, 2016 the Company issued 7,812,500 share of common stock for $125,000 ($0.016/share).

On July 26, 2016 the Company issued 6,028,939 shares of common stock for $150,000 ($0.025/share).

On August 8, 2016 the Company issued 2,181,501 shares of common stock for $100,000 ($0.046/share).

On August 18, 2016 the Company issued 1,838,235 shares of common stock for $100,000 ($0.054/share).

On September 9, 2016 the Company issued 2,604,167 shares of common stock for $100,000 ($0.038/share).

On October 21, 2016 the Company issued 4,166,667 shares of common stock for $150,000 ($0.036/per share).

On January 25, 2017, the Company issued 2,678,571 share of common stock for $150,000 ($0.056/share).

 (B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

 On April 4, 2016, the Company issued 12,000 shares with a fair value of $296 ($0.0247/share) to a consultant as consideration for consulting fees owed from October 1, 2015 through March 31, 2016 of $6,000. The issuance of shares resulted in gain on settlement of accounts payable of $5,704.

On November 7, 2016, the Company issued 12,000 shares with a fair value of $512 ($0.0427/share) to a consultant as consideration for consulting fees owed from April 1, 2016 through October 31, 2016 of $6,000. The issuance of shares resulted in gain on settlement of accounts payable of $5,488.

On December 4, 2016, the Company granted 750,000 shares valued at $32,850 ($0.0438/share) to a consultant for services rendered. The shares were issued subsequent to period end on January 25, 2017.

On December 30, 2016, the Company recorded 3,906,322 issuable shares with a fair value of $224,904 ($0.0575/share) to two consultants for services rendered. Those shares were issued on January 23, 2017.

On January 25, 2017, the Company issued 750,000 shares of common stock previously recorded as common stock issuable for the year end December 31, 2016 (See Note 6 (C)).

(C) Common Stock Warrants

On January 1, 2016, the Company issued 3-year warrant to purchase 6,000,000 shares of common stock at $0.001 per share to a related party for services to be rendered. The warrants had a fair value of $142,526, based upon the Black-Scholes option-pricing model on the date of grant and vested on February 20, 2017, and will be exercisable commencing on February 20, 2018, and for a period expiring on February 20, 2021. During the three months ended March 31, 2017, the Company recorded $17,473 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	78.58%
Expected term	3 years
Risk free interest rate	1.32%
Expected forfeitures	0%

On April 7, 2016, the Company issued 958,506 shares in connection with the cashless exercise of the 1,000,000 warrants.

On April 7, 2016, the Company issued 958,506 shares in connection with the cashless exercise of the 1,000,000 warrants

On May 5, 2016, the Company issued 7,627,907 shares in connection with the cashless exercise of the 8,000,000 warrants.

On June 23, 2016, the Company issued 12,867,681 shares in connection with the cashless exercise of the 13,500,000 warrants.

On November 7, 2016, the Company issued 1,496,703 shares in connection with the cashless exercise of the 1,500,000 warrants.

On December 30, 2016, the Company recorded stock issuable of 1,953,161 shares in connection with the cashless exercise of the 1,500,000 warrants.

On December 30, 2016, the Company recorded stock issuable of 1,953,161 shares in connection with the cashless exercise of the 1,500,000 warrants.

On July 26, 2016, the Company issued 4-year warrant to purchase 10,000,000 shares of common stock at $0.001 per share to a consultant for services rendered. The warrants had a fair value of $365,157, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $365,157 as an expense for such warrants issued.

Expected dividends	0%
Expected volatility	93.6%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

On July 26, 2016, the Company issued 4-year warrant to purchase 8,000,000 shares of common stock at a price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $292,126, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $292,126 as an expense for such warrants issued.

Expected dividends	0%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

 On October 2, 2016, the Company issued 2-year warrant to purchase 2,300,000 shares of common stock at an exercise price of $0.04 per share to a consultant for services rendered. The warrants had a fair value of $68,686, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on August 25, 2019, and for a period of 2 years expiring on August 25, 2021. During the years ended December 31, 2016, the Company recorded $68,686 as an expense for such warrants issued (See Note 6(C)).

Expected dividends	0%
Expected volatility	107.51%
Expected term	2 years
Risk free interest rate	0.82%
Expected forfeitures	0%

On December 8, 2016 the company issued, the Company issued 4-year warrant to purchase 15,000,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $630,259, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on June 12, 2017, and for a period of 2 years expiring on December 8, 2019. During the years ended December 31, 2016, the Company recorded $630,259 as an expense for warrants issued (See Note 6 (C)).

Expected dividends	0%
Expected volatility	106.57%
Expected term	2 years
Risk free interest rate	1.15%
Expected forfeitures	0%

On February 6, 2017 the company issued, the Company issued 4-year warrant to purchase 750,000 shares of common stock at an exercise price of $0.03 per share to a consultant for services rendered. The warrants had a fair value of $44,421, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on March 6, 2018 as long as the employee remains as full time. Warrants will be exercisable on October 6, 2019, and for a period of 3 years expiring on October 6, 2022. During the three months ended March 31, 2017, the Company recorded $5,161 as an expense for warrants issued (See Note 6 (C)).

Expected dividends	0%
Expected volatility	106.40%
Expected term	3 years
Risk free interest rate	1.43%
Expected forfeitures	0%

		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years
Balance, December 31, 2016	47,800,000	$0.001	3.8
Granted
Exercised	750,000	$0.03
Cancelled/Forfeited
Balance, March 31, 2017	48,550,000
Intrinsic Value	$3,626,685		3.6

For the three months ended March 31, 2017, the following warrants were outstanding:

Exercise Price	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	45,500,000	4.1	$3,398,850
$0.03	750,000	4	$56,025
$0.04	2,300,000	5	$171,810

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	45,500,000	4.1	$2,434,250
$0.04	2,300,000	5	$123,050

(D)  Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock.  Two shares of Series A Preferred stock have been authorized.